Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Equipment and Leasehold Improvement, Net
Summary of property, equipment and leasehold improvement, net

	December 31,	December 31,
	2021	2022
	RMB	RMB
Electronic equipment	76,401	80,099
Furniture and office equipment	1,729	3,273
Vehicles	2,793	2,818
Leasehold improvement	10,012	15,407
Total property, equipment and leasehold improvement	90,935	101,597
Less: accumulated depreciation	(57,544)	(75,051)
Property, equipment and leasehold improvement, net	33,391	26,546